Document and Entity Information	Jul. 27, 2020
Document Information [Line Items]
Entity Registrant Name	Hexcel Corporation
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 27, 2020
Entity Central Index Key	0000717605
Entity File Number	1-8472
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	94-1109521
Entity Address Address Line1	Two Stamford Plaza
Entity Address, Address Line Two	281 Tresser Boulevard
Entity Address City Or Town	Stamford
Entity Address State Or Province	CT
Entity Address Postal Zip Code	06901-3238
City Area Code	(203)
Local Phone Number	969-0666
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	HXL
Security Exchange Name	NYSE
Preferred Share Purchase Rights [Member]
Document Information [Line Items]
Title of 12(b) Security	Preferred Share Purchase Rights
Security Exchange Name	NYSE
No Trading Symbol Flag	true